Ordinary Shares and Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock by Class
We have the following ordinary shares reserved for future issuance:

	As of December 31,
	2025	2024
Warrants issued to customers	499,500	499,500
Share options and RSUs issued and outstanding under the 2013 Plan	9,590,835	12,892,506
Share options and RSUs issued and outstanding under the 2021 Plan	13,095,118	14,488,408
Remaining shares available for future issuance under the 2021 Plan	12,733,513	12,928,337
Total ordinary shares reserved	35,918,966	40,808,751

Share-based Payment Arrangement, Option, Activity	A summary of share options under our equity incentive plan and related information is as follows:

	Share Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)
Balance as of December 31, 2024	7,946,639	$2.49	4.6	$18,280
Options exercised	(2,645,197)	$1.94
Options forfeited	(22,839)	$5.50
Balance as of December 31, 2025	5,278,603	$2.74	3.8	$12,087
Exercisable as of December 31, 2025	5,243,915	$2.74	3.8	$12,044

Schedule of Unvested Restricted Stock Units Roll Forward
A summary of RSU activity, including activity under our equity incentive plan, and related information is as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value Per Share
Unvested as of December 31, 2024	19,434,183	$7.49
Granted	8,587,279	$5.14
Vested(1)	(8,264,607)	$6.46
Forfeited	(2,349,505)	$5.22
Unvested as of December 31, 2025	17,407,350	$7.13
(1)A portion of the shares that vested were withheld by us to satisfy the tax obligations of the recipients. During the year ended December 31, 2025, a total of 1,989,883 RSUs were canceled to satisfy tax obligations, resulting in net issuance of 6,274,724 Class A ordinary shares.

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
Share-based compensation expense by line item in the consolidated statements of operations is summarized as follows:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Cost of revenue	$738	$765	$770
Research and development	12,621	13,061	13,152
Sales and marketing	16,013	18,506	19,420
General and administrative	22,254	25,499	29,068
Total share-based compensation expense	$51,626	$57,831	$62,410